Dividend (Details) - Schedule of Dividend Paid - Interim Dividend [Member] - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Dividend Paid [Line Items]
Per share price	R 16.14	R 10.7
Total dividend paid	R 499,518	R 331,252